Basic and Diluted Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted earnings per share [abstract]
Profit for the year attributable to owners of the Company	¥ 22,798	¥ 7,857	¥ 35,517
Number of shares issued and outstanding	183,021,000,000	183,021,000,000	183,021,000,000
Number of potentially dilutive ordinary shares	0